Debt - Changes to Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes To Debt [Roll Forward]
Debt maturing within one year, beginning balance	$ 2,645
Long-term debt, beginning balance	105,433
Total, beginning balance	108,078
Proceeds from long-term borrowings	27,707	$ 12,964	$ 6,667
Proceeds from asset-backed long-term borrowings	4,290	4,986	0
Repayments of long-term borrowings and capital leases obligations	(23,837)	(19,159)	(9,340)
Repayments of asset-backed long-term borrowings	(400)	0	0
Decrease in short-term obligations, excluding current maturities	(170)	(149)	$ (344)
Reclassifications of long-term debt	0
Other	1,427
Debt maturing within one year, ending balance	3,453	2,645
Long-term debt, ending balance	113,642	105,433
Total, ending balance	117,095	$ 108,078
Long-term Debt
Changes To Debt [Roll Forward]
Proceeds from long-term borrowings	27,604
Proceeds from asset-backed long-term borrowings	4,290
Repayments of long-term borrowings and capital leases obligations	(15,646)
Repayments of asset-backed long-term borrowings	0
Decrease in short-term obligations, excluding current maturities	0
Reclassifications of long-term debt	(9,255)
Other	1,216
Debt Maturing within One Year
Changes To Debt [Roll Forward]
Proceeds from long-term borrowings	103
Proceeds from asset-backed long-term borrowings	0
Repayments of long-term borrowings and capital leases obligations	(8,191)
Repayments of asset-backed long-term borrowings	(400)
Decrease in short-term obligations, excluding current maturities	(170)
Reclassifications of long-term debt	9,255
Other	$ 211